Non-current bank credit lines and loan facilities - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (remaining)	$ 13,788
2022	55,150
2023	55,150
2024	55,150
2025 and thereafter	5,821,975
Total debt	$ 6,001,213	$ 350,000